Note 4 - Investment Securities (Details) - Held-to-maturity Securities (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 151,073,866	$ 116,528,844	$ 142,975,367
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	(500,944)	(500,944)	(500,944)
Carrying Value	150,572,922	116,027,900	142,474,423
Gross Unrealized Gains	3,219,358	5,825,079	5,508,270
Gross Unrealized Losses	(1,605,999)	(13,616)	(361,413)
Fair Value	152,186,281	121,839,363	147,621,280
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,537,229	3,073,957	11,118,649
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	0	0	0
Carrying Value	1,537,229	3,073,957	11,118,649
Gross Unrealized Gains	14,416	33,213	59,571
Gross Unrealized Losses	0	0	0
Fair Value	1,551,645	3,107,170	11,178,220
Residential collateralized mortgage obligations- GSE [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	15,701,290	19,660,625	24,705,415
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	0	0	0
Carrying Value	15,701,290	19,660,625	24,705,415
Gross Unrealized Gains	578,336	1,021,556	1,007,737
Gross Unrealized Losses	0	0	0
Fair Value	16,279,626	20,682,181	25,713,152
Residential collateralized mortgage obligations- non GSE [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	11,234,867	13,387,974	14,386,327
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	0	0	0
Carrying Value	11,234,867	13,387,974	14,386,327
Gross Unrealized Gains	329,988	796,892	704,792
Gross Unrealized Losses	(1,637)	(289)	0
Fair Value	11,563,218	14,184,577	15,091,119
Residential mortgage backed Securities- GSE [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	67,487,280	19,950,190	20,260,354
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	0	0	0
Carrying Value	67,487,280	19,950,190	20,260,354
Gross Unrealized Gains	869,664	849,040	801,882
Gross Unrealized Losses	(268,803)	(944)	0
Fair Value	68,088,141	20,798,286	21,062,236
Obligations of State and Political subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	50,960,864	42,815,706	46,820,985
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	0	0	0
Carrying Value	50,960,864	42,815,706	46,820,985
Gross Unrealized Gains	1,405,225	3,039,935	2,848,587
Gross Unrealized Losses	(1,327,248)	0	(2,507)
Fair Value	51,038,841	45,855,641	49,667,065
Trust Preferred Debt Securities Pooled [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	656,662	656,662	646,574
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	(500,944)	(500,944)	(500,944)
Carrying Value	155,718	155,718	145,630
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(8,311)	(9,638)	(142,122)
Fair Value	147,407	146,080	3,508
Corporate Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	3,495,674	16,983,730	25,037,063
Other than Temporary Impairment Recognized in Accumlated Other Comprehensive Income	0	0	0
Carrying Value	3,495,674	16,983,730	25,037,063
Gross Unrealized Gains	21,729	84,443	85,701
Gross Unrealized Losses	0	(2,745)	(216,784)
Fair Value	$ 3,517,403	$ 17,065,428	$ 24,905,980